HIBERNIA FUNDS

Hibernia Capital Appreciation Fund
Hibernia Louisiana Municipal Income Fund
Hibernia Mid Cap Equity Fund
Hibernia Total Return Bond Fund
Hibernia U.S. Government Income Fund
Hibernia Cash Reserve Fund
Hibernia U.S. Treasury Money Market Fund
(Portfolios of Hibernia Funds)

Supplement to Prospectus dated December 31, 2002
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Under the section  entitled,  "How to Purchase  Shares"  please  delete the last paragraph of the left hand column and replace it with the following:

     "Purchase orders for the Money Market Funds are considered received after payment by check is converted into federal funds. When payment is made with federal funds, the order is considered received immediately. Purchase orders must be received before 2:00 p.m. (Central time), and payment by wire must be received by the close of the Federal Reserve wire transfer system the same day as the order to receive that day's dividend. Purchase orders for the Money Market Funds may still be placed after 2:00 p.m. (Central time) but payment for such orders by federal funds must be received on the next business day and you will not earn dividends for that day. If your check does not clear, your purchase order will be canceled and you could be liable for any losses or fees the Funds or their transfer agent incurs."

Under the section entitled, "How to Redeem and Exchange Shares" please delete the paragraph under "Money Market Funds" and replace it with the following:

     "Money Market Funds

     If you call before 2:00 p.m. (Central time) to redeem from a Money Market Fund, your redemption will be wired to you the same day. You will not receive that day's dividend. If you call after 2:00 p.m. (Central time) to redeem from a Money Market Fund, your redemption will be wired to you the following business day. You will receive that day's dividend."


                                                          November 26, 2003
Investment Company Act File No. 811-5536
Cusip 428661102
Cusip 428661201
Cusip 428661508
Cusip 428661862
Cusip 428661607
Cusip 428661706
Cusip 428661805
Cusip 428661888
Cusip 428661300
Cusip 428661409
Cusip 428661870
29728 (11/03)
Edgewood Services, Inc., Distributor of the Funds